Consolidated statements of cash flows - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Profit/(loss) for the year		€ (33,680)	€ 33,119	€ (30,845)	[1]
Adjustments for:
Depreciation		24,196	10,154	10,861
Amortization		917	910	1,569
Interest expenses		5,930	3,796	4,639
Share of (profit)/loss of equity-method investees, net of tax		(1,011)	290	(18)
(Gain) from loss of control in a former subsidiary			(75,411)
(Gain)/loss on sale of property, plant and equipment			(171)	73
Unrealized foreign exchange (gains)/losses		525	174	(1,141)
Deferred income for capital grants		(1,626)	(769)	(989)
Tax expense		2,335	7,429	2,886
Total adjustment		31,266	(53,598)	17,880
Inventories		14,542	5,999	(1,387)
Trade and other receivables		13,578	(3,678)	5,723
Other assets		(671)	(1,675)	1,484
Trade and other payables		(9,490)	7,365	11,854
Contract liabilities		1,004	12,317	3,235
Provisions		(1,523)	(3,694)	3,732
Other liabilities		1,273	1,119
One-time termination benefit payments		(3,812)	(1,411)	(8,272)
Employees' leaving entitlement		(1,676)	(1,066)	(606)
Total changes		13,225	15,276	15,763
Cash provided by (used in) operating activities		10,811	(5,203)	2,798
Interest paid		(5,111)	(3,033)	(2,821)
Income taxes paid		(1,048)	(3,112)	(4,878)
Net cash used in operating activities		4,652	(11,348)	(4,901)
Cash flows from investing activities:
Additions		(3,805)	(7,283)	(6,708)
Disposals		66	572	760
Intangible assets		(913)	(878)	(845)
Government grants received for PPE		1,327
Purchase of business, net of cash acquired				(3,558)
Disposal of a business, net of cash disposed of			22,156
Net cash provided by (used in) investing activities		(3,325)	14,567	(10,351)
Cash flows from financing activities:
Proceeds		4,615		12,500
Repayments		(5,980)	(4,774)	(4,744)
Short-term borrowings		(11,190)	7,419	5,956
Payment of lease liabilities		(11,960)
Dividends distribution to non-controlling interests			(453)	(1,349)
Capital contribution by non-controlling interests		346
Net cash provided by (used in) financing activities		(24,169)	2,192	12,363
Increase (decrease) in cash and cash equivalents		(22,842)	5,411	(2,889)
Cash and cash equivalents as at January 1	[2]	60,369	55,035	60,565
Effect of movements in exchange rates on cash held		298	(77)	(2,641)
Cash and cash equivalents as at December 31	[2]	€ 37,825	€ 60,369	€ 55,035

[1]	The Group has initially applied IFRS 9 as at January 1, 2018. Under the transition method chosen, comparative information has not been restated except for separately presenting impairment losses on trade receivables. See note 5(c).
[2]	As at December 31, 2019, 2018 and 2017 cash and cash equivalents include bank overdrafts of 1,974, 1,762 and nil, respectively, that are repayable on demand and form an integral part of the Group’s cash management.